Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 69,423
Depreciation expense	(6,700)
Ending balance	44,275	$ 69,423
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,423	73,845
Additions to tangible assets	706	6,197
Disposals of right-of-use assets	(3,447)
Depreciation expense	(8,046)	(9,021)
Translation adjustments	(1,099)	(1,598)
Assets held for sale	(13,263)
Ending balance	44,275	69,423
Ending balance		69,423
Gross value at end of period	67,163	89,478
Accumulated depreciation at end of period	(22,889)	(20,056)
Right-of-use assets [member] | Building lease [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	55,197	62,424
Additions to tangible assets	396	(139)
Disposals of right-of-use assets	(2,988)
Depreciation expense	(4,766)	(5,721)
Translation adjustments	(915)	(1,367)
Assets held for sale	(13,257)
Ending balance	33,666	55,197
Ending balance		55,197
Gross value at end of period	49,421	69,782
Accumulated depreciation at end of period	(15,755)	(14,586)
Right-of-use assets [member] | Office and laboratory equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,226	11,421
Additions to tangible assets	310	6,336
Disposals of right-of-use assets	(459)
Depreciation expense	(3,280)	(3,300)
Translation adjustments	(183)	(231)
Assets held for sale	(6)
Ending balance	10,609	14,226
Ending balance		14,226
Gross value at end of period	17,742	19,696
Accumulated depreciation at end of period	$ (7,133)	$ (5,470)